Shareholders' Equity - Additional Information - Share Based Payment Arrangements (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€)	Jan. 01, 2018 shares	Dec. 31, 2015 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of depository based exercise price	Prior to the IPO, participants that voluntarily left the Company, except for members of the former Supervisory Board, were required to offer to the foundation the depositary receipts acquired from exercising options against payment of the exercise price or the lower fair market value of the underlying shares.
Description of non-vesting condition	This obligation for a participant to offer depositary receipts to the foundation upon resignation within four years from exercising the options was treated as a non-marketvesting condition.
Period of option to exercise treated as non-vesting condition	Within four years
Weighted average exercise price	€ 14.62	€ 13.99	€ 8.69		€ 5.35
Weighted-average remaining contractual life	7 years	8 years 3 months	6 years 8 months 5 days
Weighted-average share price	€ 17.03
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	1.93	€ 1.93	€ 1.93
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	€ 27.47	€ 27.47	€ 16.85
2010 Option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of options vested	Options granted under the 2010 Plan are exercisable once vested.
Vesting period	4 years
Percentage of initial vesting period	25.00%
Percentage of remaining vesting options	75.00%
Period of remaining option vesting period	36 monthly installments
Percentage of vesting period	100.00%
Description of option lapse	Options lapse on the eighth anniversary of the date of grant.
Description of depository based exercise price	The 2010 Option Plan was amended such that a participant is no longer required to offer depositary receipts to the foundation upon resignation.
2016 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of options vested	Options granted under the 2016 Plan are exercisable once vested.
Vesting period	4 years
Percentage of initial vesting period	25.00%
Percentage of remaining vesting options	75.00%
Period of remaining option vesting period	36 monthly installments
Percentage of vesting period	100.00%
Description of option lapse	Options will lapse on the tenth anniversary of the date of grant.
Vesting period of Restricted Stock Units vested	4 years
Number of common share entitled to receive | shares	1
Increase in authorized share | shares		934,359		1,469,785
Non-Executive Compensation Program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of initial vesting period	33.00%
Percentage of remaining vesting options	67.00%
Period of remaining option vesting period	24 substantially equal monthly installments
Vesting period	Three-year period
Period of option will be vested and exercised	12 substantially equal monthly installments
Description of grant award	Following the vesting commencement date, such that the subsequent award shall be fully vested on the first anniversary of the date of grant.